Pension and Post Retirement Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Pension and Post-retirement Benefit Plans/Employee Benefit Plans [Abstract]
Pension and Post- retirement Benefit Plans/ Employee Benefit Plans
13.	Pension and Post-retirement Benefit Plans

The Company provides pension and post-retirement benefit plans for certain of its union workers. Each of the plans is described in more detail below. A decline in the value of assets held by these plans, caused by negative performance of the investments in the financial markets, and lower discount rates due to lower interest rates have resulted in higher contributions to these plans.

Pension Plans

The Company sponsors a defined benefit plan covering approximately 30 union employees as of June 24, 2012. The plan provides for retirement benefits based only upon years of service. Employees whose terms and conditions of employment are subject to or covered by the collective bargaining agreement between Horizon Lines and the International Longshore & Warehouse Union Local 142 are eligible to participate once they have completed one year of service. Contributions to the plan are based on the projected unit credit actuarial method and are limited to the amounts that are currently deductible for income tax purposes. The Company recorded net periodic benefit costs of $0.2 million during each of the quarters ended June 24, 2012 and June 26, 2011, and 0.4 million during each of the six months ended June 24, 2012 and June 26, 2011.

The HSI pension plan covering approximately 50 salaried employees was frozen to new entrants as of December 31, 2005. Contributions to the plan are based on the projected unit credit actuarial method and are limited to the amounts that are currently deductible for income tax purposes. The Company recorded net periodic benefit costs of $0.1 million during each of the quarters ended June 24, 2012 and June 26, 2011, and 0.2 million during each of the six months ended June 24, 2012 and June 26, 2011.

The Company expects to make contributions to the above mentioned pension plans totaling $1.1 million during 2012.

Post-retirement Benefit Plans

In addition to providing pension benefits, the Company provides certain healthcare (both medical and dental) and life insurance benefits for eligible retired members (“post-retirement benefits”). For eligible employees hired on or before July 1, 1996, the healthcare plan provides for post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 as of his/her retirement date. For eligible employees hired after July 1, 1996, the plan provides post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained a combination of age and service totaling 75 years or more as of his/her retirement date. The Company recorded net periodic benefit costs related to the post-retirement benefits of $0.1 million during each of the quarters ended June 24, 2012 and June 26, 2011, and 0.2 million during each of the six months ended June 24, 2012 and June 26, 2011.

Effective June 25, 2007, the HSI plan provides for post-retirement medical, dental and life insurance benefits for salaried employees who had attained age 55 and completed 20 years of service as of December 31, 2005. Any salaried employee already receiving post-retirement medical coverage as of June 25, 2007 will continue to be covered by the plan. For eligible union employees hired on or before July 1, 1996, the healthcare plan provides for post-retirement medical coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 as of his/her retirement date. For eligible union employees hired after July 1, 1996, the plan provides post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 and has a combination of age and service totaling 75 years or more as of his/her retirement date. The Company recorded net periodic benefit costs of $0.1 million during each of the quarters ended June 24, 2012 and June 26, 2011, and 0.2 million during each of the six months ended June 24, 2012 and June 26, 2011.

Other Plans

Under collective bargaining agreements, the Company participates in a number of union-sponsored, multi-employer benefit plans. Payments to these plans are made as part of aggregate assessments generally based on hours worked, tonnage of cargo moved, or a combination thereof. Expense for these plans is recognized as contributions are funded. In addition to the higher contributions the Company has made as a result of negative investment performance and lower discount rates due to lower interest rates, the Company has also made higher payments related to increased assessments as a result of lower container volumes and increased benefit costs. If the Company exits these markets, it may be required to pay a potential withdrawal liability if the plans are underfunded at the time of the withdrawal. Any adjustments would be recorded when it is probable that a liability exists and it is determined that markets will be exited.

13.	Employee Benefit Plans

Savings Plans

The Company provides a 401(k) Savings Plan for substantially all of its employees who are not part of collective bargaining agreements. Under provisions of the savings plan, an employee is immediately vested with respect to Company contributions. Historically, the Company has matched 100% of employee contributions up to 6% of qualified compensation. However, during the fourth quarter of 2009, the Company reduced its match to 50% of employee contributions up to 6% of qualified compensation. The cost for this benefit totaled $1.0 million, $1.1 million and $2.1 million for the years ended December 25, 2011, December 26, 2010 and December 20, 2009, respectively. The Company also administers a 401(k) plan for certain union employees with no Company match.

Pension and Post-Retirement Benefit Plans

The Company provides pension and post-retirement benefit plans for certain of its union workers. Each of the plans is described in more detail below. A decline in the value of assets held by these plans, caused by negative performance of the investments in the financial markets, and lower discount rates due to falling interest rates, has resulted in higher contributions to these plans.

Pension Plans

The Company sponsors a defined benefit plan covering approximately 30 union employees as of December 25, 2011. The plan provides for retirement benefits based only upon years of service. Employees whose terms and conditions of employment are subject to or covered by the collective bargaining agreement between Horizon Lines and the International Longshore & Warehouse Union Local 142 are eligible to participate once they have completed one year of service. Contributions to the plan are based on the projected unit credit actuarial method and are limited to the amounts that are currently deductible for income tax purposes. The Company recorded net periodic benefit costs of $0.7 million during each of the years ended December 25, 2011 and December 26, 2010, and $0.8 million during the year December 20, 2009. The plan was underfunded by $0.9 million and $1.3 million at December 25, 2011 and December 26, 2010, respectively.

The HSI pension plan covering approximately 50 salaried employees was frozen to new entrants as of December 31, 2005. Contributions to the plan are based on the projected unit credit actuarial method and are limited to the amounts that are currently deductible for income tax purposes. The Company recorded net periodic benefit costs of $0.2 million during each of the years ended December 25, 2011 and December 26, 2010, and $0.3 million during the year ended December 20, 2009. The plan was underfunded by $2.8 million and $2.5 million at December 25, 2011 and December 25, 2010, respectively.

Post-retirement Benefit Plans

In addition to providing pension benefits, the Company provides certain healthcare (both medical and dental) and life insurance benefits for eligible retired members (“post-retirement benefits”). For eligible employees hired on or before July 1, 1996, the healthcare plan provides for post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 as of his/her retirement date. For eligible employees hired after July 1, 1996, the plan provides post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained a combination of age and service totaling 75 years or more as of his/her retirement date. The net periodic benefit costs related to the post-retirement benefits were $0.7 million, $0.5 million, and $0.8 million during the years ended December 25, 2011, December 26, 2010, and December 20, 2009, respectively. The post-retirement benefit plan was underfunded by $5.2 million and $5.1 million at December 25, 2011 and December 26, 2010, respectively.

Effective June 25, 2007, the HSI plan provides for post-retirement medical, dental and life insurance benefits for salaried employees who had attained age 55 and completed 20 years of service as of December 31, 2005. Any salaried employee already receiving post-retirement medical coverage as of June 25, 2007 will continue to be covered by the plan. For eligible union employees hired on or before July 1, 1996, the healthcare plan provides for post-retirement medical coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 as of his/her retirement date. For eligible union employees hired after July 1, 1996, the plan provides post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 and has a combination of age and service totaling 75 years or more as of his/her retirement date. The Company recorded net periodic benefit costs of $0.4 million during each of the years ended December 25, 2011, December 26, 2010, and December 20, 2009. The plan was underfunded by $4.9 million and $5.7 million at December 25, 2011 and December 26, 2010, respectively.

Obligations and Funded Status

	Pension Plans		Post-retirement Benefit Plans
	2011	2010	2011	2010
	(In thousands)
Change in Benefit Obligation
Beginning obligations	$(11,914)	$(10,771)	$(10,788)	$(8,925)
Service cost	(415)	(396)	(383)	(312)
Interest cost	(712)	(675)	(643)	(557)
Amendments	—	—	—	—
Actuarial gain (loss)	449	(464)	1,521	(1,223)
Benefits paid	408	392	216	229

Ending obligations	(12,184)	(11,914)	(10,077)	(10,788)

Change in Plans’ Assets
Beginning fair value	8,128	7,064	—	—
Actual return on plans’ assets	(79)	786	—	—
Employer contributions	917	670	—	—
Benefits paid	(408)	(392)	—	—

Ending fair value	8,558	8,128	—	—

Funded status at end of year	$(3,626)	$(3,786)	$(10,077)	$(10,788)

Net Periodic Benefit Cost

	Pension Plans		Post-retirement Benefit Plans
	2011	2010	2011	2010
	(In thousands)
Service cost	$415	$396	$383	$312
Interest cost	712	675	643	558
Expected return on plan assets	(624)	(526)	—	—
Amortization of prior service cost	255	255	103	103
Amortization of transition obligation	102	102	—	—
Amortization of (gain) loss	—	(23)	(28)	(26)

Net periodic benefit cost	$860	$879	$1,101	$947

Rate Assumptions

	Pension Plans		Post-retirement Benefit Plans
	2011	2010	2011	2010
Weighted-average discount rate used in determining net periodic cost	6.1%	6.4%	6.1%	6.4%
Weighted-average expected long-term rate of return on plan assets in determination of net periodic costs	7.5%	7.5%	0.0%	0.0%
Weighted-average rate of compensation increase(1)	0.0%	0.0%	0.0%	0.0%
Weighted-average discount rate used in determination of projected benefit obligation	5.3%	6.1%	5.3%	6.1%
Assumed health care cost trend:
Initial trend	N/A	N/A	9.0	9.0
Ultimate trend rate	N/A	N/A	5.0	5.0

(1)	The defined benefit plan benefit payments are not based on compensation, but rather on years of service.

For every 1% increase in the assumed health care cost trend rate, service and interest cost will increase $0.2 million and the Company’s benefit obligation will increase $1.7 million. For every 1% decrease in the assumed health care cost trend rate, service and interest cost will decrease $0.2 million and the Company’s benefit obligation will decrease $1.3 million. Expected Company contributions during 2012 total $0.8 million, all of which is related to the pension plan. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

Fiscal Year Ending	Pension Plans	Post-retirement Benefit Plans
2012	$482	$329
2013	523	362
2014	554	354
2015	585	364
2016	602	380
2017-2021	3,790	2,228

	$6,536	$4,017

The Company’s pension plans’ investment policy and weighted average asset allocations at December 25, 2011 and December 26, 2010 by asset category are as follows:

Asset Category	Pension Assets at December 25, 2011	Pension Assets at December 26, 2010
Cash	4%	2%
Equity	62%	58%
Debt securities	34%	40%

	100%	100%

The objective of the pension plan investment policy is to grow assets in relation to liabilities, while prudently managing the risk of a decrease in the pension plans’ assets. The pension plan management committee has established a target investment mix with upper and lower limits for investments in equities, fixed-income and other appropriate investments. Assets will be re-allocated among asset classes from time-to-time to maintain the target investment mix. The committee has established a target investment mix of 65% equities and 35% fixed-income for the plans. All pension plan assets are classified within Level 1 of the fair value hierarchy.

The expected return on plan assets is based on the asset allocation mix and historical return, taking into account current and expected market conditions.

Other Plans

Under collective bargaining agreements, the Company participates in a number of union-sponsored, multi-employer benefit plans. Payments to these plans are made as part of aggregate assessments generally based on hours worked, tonnage moved, or a combination thereof. Expense for these plans is recognized as contributions are funded.

The Company participates in the following multi-employer health and benefit plans:

Health and Benefits Fund	EIN/Pension Plan Number	5% Contributor	Multi-employer Contribution (in thousands)			Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
			2011	2010	2009
ILA — PRSSA Welfare Fund	66-0214500 - 501	Yes	$3,159	$3,571	$3,359	No	September 30, 2012
MEBA Medical and Benefits Plan	13-5590515 - 501	Yes	2,876	2,981	3,837	No	June 15, 2022
MM&P Health and Benefit Plan	13-6696938 - 501	Yes	2,780	2,753	3,356	No	June 15, 2017
Alaska Teamster-Employer Welfare Trust	91-6034674 - 501	Yes	3,064	2,605	2,453	No	June 30, 2011
All Alaska Longshore Health and Welfare Trust Fund	91-6070467 - 501	Yes	2,112	1,752	1,510	No	June 30, 2012
Seafarers Health and Benefits Plan(1)	13-5557534 - 501	Yes	6,263	6,254	7,176	No	June 30, 2012
Western Teamsters Welfare Trust	91-6033601 - 501	No	2,731	2,996	2,865	No	March 31, 2013
Office and Professional Employees Welfare Fund	23-7120690 - 501	No	139	132	112	No	November 9, 2012
Stevedore Industry Committee Welfare Benefit Plan	99-0313967 - 501	Yes	3,265	3,448	3,044	No	June 30, 2014

			$26,389	$26,492	$27,712

(1)	Contributions made to the Seafarers Health and Benefits Plan are re-allocated to the Seafarers Pension Fund at the discretion of the plan Trustee.

The Company participates in the following multi-employer pension plans:

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status/ Pending/ Implemented	5% Contri- butor	Multi-employer Contribution (in thousands)			Sur- charge Imposed	Expiration Date of Collective Bargaining Agreement
		2011	2010			2011	2010	2009
ILA — PRSSA Pension Fund	51-0151862 - 001	Green	Green	No	Yes	$2,391	$2,015	$1,724	No	September 30, 2012
MEBA Pension Trust	51-6029896 - 001	Green	Green	No	No	—	—	—	No	June 15, 2022
Masters, Mates and Pilots Pension Plan	13-6372630 - 001	Green	Red	No	Yes	4,457	5,023	4,710	No	June 15, 2017
Local 153 Pension Fund	13-2864289 - 001	Red	Orange	Implemented	Yes	330	341	301	No	November 9, 2012
Alaska Teamster-Employer Pension Plan	92-6003463 - 024	Red	Red	Implemented	Yes	3,210	2,529	2,449	Yes	June 30, 2011
All Alaska Longshore Pension Plan	91-6085352 - 001	Green	Green	No	Yes	846	693	598	No	June 30, 2012
Seafarers Pension Fund (1)	13-6100329 - 001	Green	Green	No	Yes	—	—	—	No	June 30, 2012
Western Conference of Teamsters Pension Plan	91-6145047 - 001	Green	Green	No	No	4,717	4,514	3,463	No	March 31, 2013
Western Conference of Teamsters Supplemental Benefit Trust	95-3746907 - 001	Green	Green	No	Yes	203	200	207	No	March 31, 2013
Western States Office and Professional Employees Pension Fund	94-6076144 - 001	Red	Red	Implemented	No	81	82	77	No	November 9, 2012
Hawaii Stevedoring Multiemployer Pension Plan	99-0314293 - 001	Yellow	Yellow	Implemented	Yes	2,631	2,940	2,523	No	June 30, 2014
Hawaii Terminals Multiemployer Pension Plan	20-0389370 - 001	Yellow	Yellow	Implemented	No	277	288	252	No	June 30, 2014

						$19,143	$18,625	$16,304

(1)	The Company does not make contributions directly to the Seafarers Pension Plan. Instead, contributions are made to the Seafarers Health and Benefits Plan and subsequently re-allocated to the Seafarers Pension Fund at the discretion of the plan Trustee.